Lease Commitments	12 Months Ended
Jun. 30, 2015
Notes
Lease Commitments	NOTE 3 - LEASE COMMITMENTS The Company has entered into an arrangement under which it uses premises at $3,200 per annum and has not entered into a formal lease agreement.